Summary of Significant Accounting Policies - Schedule of Amortization of Finite-Lived Intangible Assets over the Estimated Useful Lives (Details)	Dec. 31, 2025
Trademarks [Member]
Schedule of Amortization of Finite-Lived Intangible Assets over the Estimated Useful Lives [Line Items]
Finite-lived intangible assets, estimated useful lives	10 years
Software [Member]
Schedule of Amortization of Finite-Lived Intangible Assets over the Estimated Useful Lives [Line Items]
Finite-lived intangible assets, estimated useful lives	10 years
Licensed Copyrights [Member]
Schedule of Amortization of Finite-Lived Intangible Assets over the Estimated Useful Lives [Line Items]
Finite-lived intangible assets, estimated useful lives	10 years